Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity Under the 2012 and 2013 Plans

Stock option activity under the Company’s 2012 Equity Incentive Plan (the “2012 Plan”) and 2013 Equity Incentive Plan (the “2013 Plan”) for the three months ended March 31, 2019 is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2018	3,339,471	$1.03	8.1	$—
Cancelled	(1,536,304)	0.57	—	—

Outstanding at March 31, 2019	1,803,167	$1.03	7.2	$—

Vested and expected to vest at March 31, 2019	1,766,323	$1.41	7.2	$—

Exercisable at March 31, 2019	1,723,797	$1.37	7.1	$—

Stock option activity under the 2012 and 2013 plans is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	2,158,348	$4.40	8.1	$436
Granted	4,311,090	1.21
Exercised	(919)	2.56
Cancelled	(3,129,048)	3.60

Outstanding at December 31, 2018	3,339,471	$1.03	8.1	$—

Vested and expected to vest at December 31, 2018	3,314,542	$1.03	8.1	$—

Exercisable at December 31, 2018	1,603,725	$1.37	7.1	$—

Additional Information about Stock Option Activity

Additional information about the Company’s stock option activity is as follows:

	Year Ended December 31,
	2018	2017
Weighted-average grant date fair value per share of employee option grants within the year	$0.59	$1.02
Cash received upon exercise of options	2	6

Summary of Stock-Based Compensation

The allocation of stock-based compensation for all options granted and restricted stock awards is as follows:

	Three Months Ended March 31,
	2019	2018
	(in thousands)
Research and development	$(38)	$96
General and administrative	145	307

Total stock-based compensation expense	$107	$403

Stock-based compensation is as follows:

	Year Ended December 31,
	2018	2017
	(in thousands)
Research and development	$488	$411
General and administrative	1,137	1,162

Total stock-based compensation expense	$1,625	$1,573

Summary of Weighted-Average Assumptions Used in the Black-Scholes Option Pricing Model to Determine the Fair Value of the Employee Stock Option Grants

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants and non-employee stock options grants for the three months ended March 31, 2018 were as follows:

	Three Months Ended March 31, 2018
	Employees	Non-employees
Risk-free interest rate	2.70%	1.97%
Expected volatility	88.2%	74.0%
Expected term (in years)	6.08	6.08
Expected dividend yield	0.0%	0.0%

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.84%	2.03%
Expected volatility	84.4%	62.9%
Expected term (in years)	5.31	6.08
Expected dividend yield	0.0%	0.0%

Summary of Weighted-Average Assumptions Used in the Black-Scholes Option Pricing Model to Determine the Fair Value of the Non-Employee Stock Option Grants

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the non-employee stock option grants were as follows:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.57%	1.29%
Expected volatility	88.3%	62.3%
Expected term (in years)	6.08	6.08
Expected dividend yield	0.0%	0.0%